DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016
Derivative [Line Items]
DICOM Rate	650
DIPRORate	10
Teva CENCOEX Rate	6.3
Teva Venezuela Finance Loss	$ 500		$ 246
Teva Venezuela Finance Exposure	$ 242
Venezuela Blended Exchange Rate	273
Venezuela Devaluation In Cogs	$ 133
Settlement Gain Position	41
Interest Rate Swap Gain	$ 2
Revenues Other Than USD	44.00%
Proceeds from Accounts Receivable Securitization	$ 3,784	$ 3,447
Senior Notes Due 2022 [Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.95%
Senior Notes Due 2021 [Member]
Derivative [Line Items]
Previously Hedge Debt Rate	3.65%
Notional Amount Hedge Debt	$ 450
Senior Notes Due 2023 Two[Member]
Derivative [Line Items]
Previously Hedge Debt Rate	2.80%
Notional Amount Hedge Debt	$ 500